Fair Value of Financial Instruments - Summary of Changes in Balance Sheet for Financial Instruments Classified by Level 3 Fair Value Hierarchy (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	R$ 204,648,000,000
Fair value, Ending balance	270,121,000,000	R$ 204,648,000,000
Fair value, Beginning balance	88,277,000,000
Purchases	(22,634,000,000)	(9,959,000,000)	R$ (9,516,000,000)
Transfers in and / or out of Level 3	0	0
Fair value, Ending balance	102,284,000,000	88,277,000,000
Fair value, Beginning balance	24,231,000,000
Fair value, Ending balance	22,843,000,000	24,231,000,000
Fair value, Beginning balance	24,698,000,000
Fair value, Ending balance	(26,746,000,000)	(24,698,000,000)
Investment funds [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,173,000,000
Fair value, Ending balance	3,212,000,000	1,173,000,000
Fair value, Beginning balance	42,000,000
Fair value, Ending balance	301,000,000	42,000,000
Brazilian government securities [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	160,024,000,000
Fair value, Ending balance	230,567,000,000	160,024,000,000
Fair value, Beginning balance	17,938,000,000
Fair value, Ending balance	26,489,000,000	17,938,000,000
Corporate securities [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	34,391,000,000
Fair value, Ending balance	29,157,000,000	34,391,000,000
Fair value, Beginning balance	41,760,000,000
Fair value, Ending balance	38,314,000,000	41,760,000,000
Corporate securities [Member] | Shares [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	2,491,000,000
Fair value, Ending balance	3,763,000,000	2,491,000,000
Fair value, Beginning balance	1,385,000,000
Fair value, Ending balance	2,343,000,000	1,385,000,000
Corporate securities [Member] | Securitized real estate loans [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Ending balance	65,000,000
Fair value, Beginning balance	2,095,000,000
Fair value, Ending balance	1,762,000,000	2,095,000,000
Corporate securities [Member] | Debentures [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	3,190,000,000
Fair value, Ending balance	3,258,000,000	3,190,000,000
Fair value, Beginning balance	21,170,000,000
Fair value, Ending balance	20,746,000,000	21,170,000,000
Corporate securities [Member] | Eurobonds and others [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	662,000,000
Fair value, Ending balance	634,000,000	662,000,000
Fair value, Beginning balance	7,715,000,000
Fair value, Ending balance	5,576,000,000	7,715,000,000
Corporate securities [Member] | Financial credit bills [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	25,893,000,000
Fair value, Ending balance	20,612,000,000	25,893,000,000
Fair value, Beginning balance	2,816,000,000
Fair value, Ending balance	619,000,000	2,816,000,000
Corporate securities [Member] | Other [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	331,000,000
Fair value, Ending balance	87,000,000	331,000,000
Fair value, Beginning balance	340,000,000
Fair value, Ending balance	393,000,000	340,000,000
Corporate securities [Member] | Rural Product Note [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,425,000,000
Fair value, Ending balance	2,828,000,000	1,425,000,000
Corporate securities [Member] | Bank deposit certificates [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,824,000,000
Fair value, Ending balance	347,000,000	1,824,000,000
Fair value, Beginning balance	2,641,000,000
Fair value, Ending balance	803,000,000	2,641,000,000
Corporate securities [Member] | Promissory notes [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Ending balance	391,000,000
Fair value, Beginning balance	2,173,000,000
Fair value, Ending balance	3,244,000,000	2,173,000,000
Government securities - other countries [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	3,735,000,000
Fair value, Ending balance	3,975,000,000	3,735,000,000
Fair value, Beginning balance	14,472,000,000
Fair value, Ending balance	24,390,000,000	14,472,000,000
Government securities - other countries [Member] | Chile [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	127,000,000
Fair value, Ending balance	51,000,000	127,000,000
Fair value, Beginning balance	5,844,000,000
Fair value, Ending balance	9,710,000,000	5,844,000,000
Level 3 [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,005,000,000	60,000,000
Total gains or losses (realized / unrealized)	(269,000,000)	(151,000,000)
Purchases	187,000,000	87,000,000
Settlements	(351,000,000)	(344,000,000)
Transfers in and / or out of Level 3	461,000,000	1,353,000,000
Fair value, Ending balance	1,033,000,000	1,005,000,000	60,000,000
Total gains (losses) related to assets and liabilities	(290,000,000)	(154,000,000)
Fair value, Beginning balance	9,534,000,000	4,259,000,000
Total gains or losses (realized / unrealized)	(2,110,000,000)	(677,000,000)
Purchases	4,348,000,000	4,626,000,000
Settlements	(4,465,000,000)	(4,380,000,000)
Transfers in and / or out of Level 3	1,117,000,000	5,706,000,000
Fair value, Ending balance	8,424,000,000	9,534,000,000	4,259,000,000
Total gains (losses) related to assets and liabilities	(1,121,000,000)	(685,000,000)
Fair value, Beginning balance	521,000,000	1,251,000,000
Total gains or losses (realized / unrealized)	(33,000,000)	(713,000,000)
Purchases	101,000,000	254,000,000
Settlements	(245,000,000)	(728,000,000)
Transfers in and / or out of Level 3	92,000,000	457,000,000
Fair value, Ending balance	436,000,000	521,000,000	1,251,000,000
Total gains (losses) related to assets and liabilities	17,000,000	(7,000,000)
Fair value, Beginning balance	60,000,000	(33,000,000)
Total gains or losses (realized / unrealized)	(117,000,000)	(18,000,000)
Purchases	(15,000,000)	(35,000,000)
Settlements	(111,000,000)	96,000,000
Transfers in and / or out of Level 3	(22,000,000)	106,000,000
Fair value, Ending balance	(103,000,000)	(60,000,000)	33,000,000
Total gains (losses) related to assets and liabilities	(57,000,000)	(2,000,000)
Level 3 [Member] | Investment funds [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance		114,000,000
Total gains or losses (realized / unrealized)		313,000,000
Settlements		(427,000,000)
Fair value, Ending balance			114,000,000
Level 3 [Member] | Swap [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	468,000,000	1,189,000,000
Total gains or losses (realized / unrealized)	(41,000,000)	(731,000,000)
Purchases		8,000,000
Settlements	(100,000,000)	(455,000,000)
Transfers in and / or out of Level 3	42,000,000	457,000,000
Fair value, Ending balance	369,000,000	468,000,000	1,189,000,000
Total gains (losses) related to assets and liabilities	32,000,000	21,000,000
Fair value, Beginning balance	56,000,000	(21,000,000)
Total gains or losses (realized / unrealized)	(122,000,000)	(9,000,000)
Purchases		(5,000,000)
Settlements	(97,000,000)	67,000,000
Transfers in and / or out of Level 3	(21,000,000)	106,000,000
Fair value, Ending balance	(102,000,000)	(56,000,000)	21,000,000
Total gains (losses) related to assets and liabilities	(60,000,000)	(8,000,000)
Level 3 [Member] | Options [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	47,000,000	33,000,000
Total gains or losses (realized / unrealized)	12,000,000	36,000,000
Purchases	101,000,000	246,000,000
Settlements	(143,000,000)	(268,000,000)
Transfers in and / or out of Level 3	49,000,000
Fair value, Ending balance	66,000,000	47,000,000	33,000,000
Total gains (losses) related to assets and liabilities	(14,000,000)	(28,000,000)
Fair value, Beginning balance	4,000,000	(12,000,000)
Total gains or losses (realized / unrealized)	5,000,000	(9,000,000)
Purchases	(15,000,000)	(30,000,000)
Settlements	(13,000,000)	29,000,000
Fair value, Ending balance	(1,000,000)	(4,000,000)	12,000,000
Total gains (losses) related to assets and liabilities	3,000,000	6,000,000
Level 3 [Member] | Credit derivatives [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Settlements	(1,000,000)
Transfers in and / or out of Level 3	1,000,000
Settlements	(1,000,000)
Transfers in and / or out of Level 3	(1,000,000)
Level 3 [Member] | Other derivatives [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	6,000,000	29,000,000
Total gains or losses (realized / unrealized)	(4,000,000)	(18,000,000)
Settlements	(1,000,000)	(5,000,000)
Fair value, Ending balance	1,000,000	6,000,000	29,000,000
Total gains (losses) related to assets and liabilities	(1,000,000)
Level 3 [Member] | Brazilian government securities [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,000,000	3,000,000
Settlements		(2,000,000)
Fair value, Ending balance	1,000,000	1,000,000	3,000,000
Fair value, Beginning balance	228,000,000	212,000,000
Total gains or losses (realized / unrealized)	(9,000,000)	(208,000,000)
Settlements		220,000,000
Transfers in and / or out of Level 3		4,000,000
Fair value, Ending balance	219,000,000	228,000,000	212,000,000
Total gains (losses) related to assets and liabilities	22,000,000	11,000,000
Level 3 [Member] | Corporate securities [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,004,000,000	57,000,000
Total gains or losses (realized / unrealized)	(269,000,000)	(151,000,000)
Purchases	187,000,000	87,000,000
Settlements	(351,000,000)	(342,000,000)
Transfers in and / or out of Level 3	461,000,000	1,353,000,000
Fair value, Ending balance	1,032,000,000	1,004,000,000	57,000,000
Total gains (losses) related to assets and liabilities	(290,000,000)	(154,000,000)
Fair value, Beginning balance	9,220,000,000	3,904,000,000
Total gains or losses (realized / unrealized)	(2,105,000,000)	(738,000,000)
Purchases	3,879,000,000	4,305,000,000
Settlements	(4,004,000,000)	(3,953,000,000)
Transfers in and / or out of Level 3	1,117,000,000	5,702,000,000
Fair value, Ending balance	8,107,000,000	9,220,000,000	3,904,000,000
Total gains (losses) related to assets and liabilities	(1,143,000,000)	(696,000,000)
Level 3 [Member] | Corporate securities [Member] | Shares [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	958,000,000
Total gains or losses (realized / unrealized)	(135,000,000)	(114,000,000)
Transfers in and / or out of Level 3		1,072,000,000
Fair value, Ending balance	823,000,000	958,000,000
Total gains (losses) related to assets and liabilities	(287,000,000)	(152,000,000)
Fair value, Beginning balance	568,000,000	267,000,000
Total gains or losses (realized / unrealized)	292,000,000	119,000,000
Purchases	98,000,000
Settlements		(227,000,000)
Transfers in and / or out of Level 3	237,000,000	409,000,000
Fair value, Ending balance	1,195,000,000	568,000,000	267,000,000
Total gains (losses) related to assets and liabilities	13,000,000	76,000,000
Level 3 [Member] | Corporate securities [Member] | Securitized real estate loans [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Total gains or losses (realized / unrealized)	(111,000,000)
Purchases	176,000,000
Fair value, Ending balance	65,000,000
Total gains (losses) related to assets and liabilities	(1,000,000)
Fair value, Beginning balance	2,095,000,000	2,037,000,000
Total gains or losses (realized / unrealized)	(402,000,000)	58,000,000
Purchases	68,000,000	11,000,000
Settlements		(10,000,000)
Transfers in and / or out of Level 3		(1,000,000)
Fair value, Ending balance	1,761,000,000	2,095,000,000	2,037,000,000
Total gains (losses) related to assets and liabilities	19,000,000	(55,000,000)
Level 3 [Member] | Corporate securities [Member] | Debentures [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	25,000,000	48,000,000
Total gains or losses (realized / unrealized)	(13,000,000)	(37,000,000)
Purchases	2,000,000	33,000,000
Settlements	(296,000,000)	(306,000,000)
Transfers in and / or out of Level 3	416,000,000	287,000,000
Fair value, Ending balance	134,000,000	25,000,000	48,000,000
Total gains (losses) related to assets and liabilities	(2,000,000)	(2,000,000)
Fair value, Beginning balance	4,886,000,000	844,000,000
Total gains or losses (realized / unrealized)	(1,784,000,000)	(739,000,000)
Purchases	2,363,000,000	2,111,000,000
Settlements	(2,137,000,000)	(994,000,000)
Transfers in and / or out of Level 3	654,000,000	3,664,000,000
Fair value, Ending balance	3,982,000,000	4,886,000,000	844,000,000
Total gains (losses) related to assets and liabilities	(1,092,000,000)	(653,000,000)
Level 3 [Member] | Corporate securities [Member] | Eurobonds and others [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	18,000,000	6,000,000
Total gains or losses (realized / unrealized)	(17,000,000)
Purchases	9,000,000	54,000,000
Settlements	(19,000,000)	(36,000,000)
Transfers in and / or out of Level 3	9,000,000	(6,000,000)
Fair value, Ending balance		18,000,000	6,000,000
Fair value, Beginning balance	995,000,000	26,000,000
Total gains or losses (realized / unrealized)	(112,000,000)	(130,000,000)
Purchases	543,000,000	446,000,000
Settlements	(1,046,000,000)	(837,000,000)
Transfers in and / or out of Level 3	134,000,000	1,490,000,000
Fair value, Ending balance	514,000,000	995,000,000	26,000,000
Total gains (losses) related to assets and liabilities	(3,000,000)	(7,000,000)
Level 3 [Member] | Corporate securities [Member] | Financial credit bills [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Settlements	(36,000,000)
Transfers in and / or out of Level 3	36,000,000
Fair value, Beginning balance		367,000,000
Total gains or losses (realized / unrealized)		14,000,000
Settlements		(301,000,000)
Transfers in and / or out of Level 3		(80,000,000)
Fair value, Ending balance			367,000,000
Level 3 [Member] | Corporate securities [Member] | Other [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	3,000,000	3,000,000
Total gains or losses (realized / unrealized)	7,000,000
Fair value, Ending balance	10,000,000	3,000,000	3,000,000
Fair value, Beginning balance	13,000,000	127,000,000
Total gains or losses (realized / unrealized)	(11,000,000)	(8,000,000)
Purchases		49,000,000
Settlements	(2,000,000)	(178,000,000)
Transfers in and / or out of Level 3		23,000,000
Fair value, Ending balance		13,000,000	127,000,000
Level 3 [Member] | Corporate securities [Member] | Rural Product Note [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	549,000,000	52,000,000
Total gains or losses (realized / unrealized)	(99,000,000)	(54,000,000)
Purchases	417,000,000	1,205,000,000
Settlements	(419,000,000)	(851,000,000)
Transfers in and / or out of Level 3	92,000,000	197,000,000
Fair value, Ending balance	540,000,000	549,000,000	52,000,000
Total gains (losses) related to assets and liabilities	(80,000,000)	(57,000,000)
Level 3 [Member] | Corporate securities [Member] | Bank deposit certificates [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	114,000,000	130,000,000
Total gains or losses (realized / unrealized)	11,000,000	2,000,000
Purchases	390,000,000	483,000,000
Settlements	(400,000,000)	(501,000,000)
Fair value, Ending balance	115,000,000	114,000,000	130,000,000
Level 3 [Member] | Corporate securities [Member] | Promissory notes [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance		54,000,000
Settlements		(54,000,000)
Fair value, Ending balance			54,000,000
Level 3 [Member] | Government securities - other countries [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	86,000,000
Fair value, Ending balance	98,000,000	86,000,000
Level 3 [Member] | Government securities - other countries [Member] | Chile [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	86,000,000	29,000,000
Total gains or losses (realized / unrealized)	4,000,000	(44,000,000)
Purchases	469,000,000	321,000,000
Settlements	(461,000,000)	(220,000,000)
Fair value, Ending balance	R$ 98,000,000	R$ 86,000,000	R$ 29,000,000